Non-Controlling Interest In Versus LLC (Details) - Schedule of Financial Information of Non-Wholly Owned Subsidiary - Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-Controlling Interest In Versus LLC (Details) - Schedule of Financial Information of Non-Wholly Owned Subsidiary [Line Items]
Non-controlling interest percentage	18.10%	18.10%
Assets
Current	$ 2,996,250	$ 1,011,636
Non-current	1,935	2,822,122
Total Assets	2,998,185	3,843,758
Liabilities
Current	175,051	518,701
Non-current	45,960,372	39,774,321
Total Liabilities	46,135,423	40,293,022
Net liabilities	(43,137,238)	(36,449,264)
Non-controlling interest	(7,387,547)	(6,402,387)
Net loss	(10,418,840)	(22,318,222)
Net loss attributed to non-controlling interest	$ (985,160)	$ (2,146,185)